PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity III

Supplement to Prospectus Dated May 1, 2015

Supplement dated December 4, 2015

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

We are issuing this supplement to update the fiscal year end expenses associated with the Prudential Balanced Fund, and to revise the Expense Example as a result of an increase in this fund’s total annual operating expense.

PROSPECTUS CHANGES

I.	Summary of Contract Expenses

On page 5 under “Total Annual Mutual Fund Operating Expenses,” the following changes are made:

(a)	The third sentence is replaced with the following:

The total operating expenses depicted below are based on historical fund expenses, as of the fiscal year ended September 30, 2015, for Class Z shares of the Prudential Balanced Fund.

(b)	The line indicating the “Total Annual Underlying Mutual Fund Operating Expense” is revised to reflect 0.95%.

(c)	The fees in the “Underlying Mutual Fund Portfolio Annual Expenses” table are replaced with the following:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, in %)
	Management Fees	Other Expenses	Total Annual Portfolio Operating Expenses
Prudential Balanced Fund (Class Z)	0.65%	0.30%	0.95%

II.	Expense Example

On page 6 under “Expenses with Prudential IncomeFlex Target Benefit,” the example is replaced with the following:

EXAMPLE:
1 yr	3 yrs	5 yrs	10 yrs
$422	$1,275	$2,142	$4,372

III.	Section 7: What Are The Expenses Associated With The Prudential Retirement Security Annuity III?

On page 37 under “Underlying Mutual Fund Fees,” the third sentence is replaced with the following:

For the fiscal year ended September 30, 2015, without regard to expense caps, the total fees and operating expenses of the Prudential Balanced Fund was 0.95% annually.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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